DERIVATIVE FINANCIAL INSTRUMENTS - Derivative Liabilities Additional Information (Details) $ in Millions					1 Months Ended	12 Months Ended
	Oct. 02, 2025 USD ($) oz	May 13, 2024 oz	Jun. 23, 2023 $ / Ounce	Mar. 24, 2023 $ / Ounce	Apr. 30, 2021 oz	Dec. 31, 2025 $ / Ounce oz	Dec. 31, 2024 $ / Ounce oz	Oct. 29, 2024 $ / Ounce	Oct. 28, 2024 $ / Ounce
Derivative Financial Instruments [Line Items]
Contingent consideration, payment to counterparty in cash | $	$ 41.0
Greenstone
Derivative Financial Instruments [Line Items]
Additional ownership interest acquired					10.00%
Contingent consideration, mass of refined gold delivered (in ounces) | oz		8,911			2,200
Contingent consideration, mass of refined gold delivered, milestone one (in ounces) | oz	250,000				250,000
Contingent consideration, mass of refined gold delivered, milestone two (in ounces) | oz					500,000
Contingent consideration, mass of refined gold delivered, milestone three (in ounces) | oz					700,000
Contingent consideration gold ounces deliverable limit, total (in ounces) | oz	11,111	11,111
Gold contracts
Derivative Financial Instruments [Line Items]
Fixed price basis of per ounce | $ / Ounce			2,109	2,170
Gold collars
Derivative Financial Instruments [Line Items]
Derivative ounces remaining to be delivered (in ounces) | oz						19,998
Put option strike price
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce						2,100
Put option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce							2,139
Total notional quantity (in ounces) | oz							367,996
Call option strike price
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce						3,487
Call option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce							2,806
Spot Price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce			264	1,290				34,919	736
Weighted average | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce								2,204